Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary Of Borrowings
Borrowings consisted of the following:

	As of December 31,
	2022	2023
Current
Short-term borrowings:
Bank loans (i)	2,419,210	3,889,100

Long-term borrowings, current portion:
Bank loans (ii)	124,500	934,976
Asset-backed securities (iii)	637,359	185,864
Asset-backed notes (iv)	—	242,995

Total current borrowings	3,181,069	5,252,935

Non-Current
Long-term borrowings:
Bank loans (ii)	4,328,880	5,562,837
Other loans (ii)	100,000	—
Asset-backed securities (iii)	184,177	—
Asset-backed notes (iv)	—	87,945

Total non-current borrowings	4,613,057	5,650,782

Total borrowings	7,794,126	10,903,717